INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 49,087	€ 42,927	€ 34,663
Other securities and financial assets	10,447	11,582
Total investments and other financial assets	€ 59,534	€ 54,509